Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 2,047	£ 1,299	£ 1,289
Share premium	140,890	79,541	79,426
Share capital and share premium	£ 142,937	£ 80,840	£ 80,715
Ordinary shares of £0.04 each	51,175	32,479	32,226
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares of £0.04 each	51,175	32,479	32,226